UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT            8/16/10
       ------------------------   ---------------------------  ---------
            [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for his reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              74
                                               -------------

Form 13F Information Table Value Total:        $ 419,105
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2       COLUMN3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
                                                                                                                       VOTING
                                                          VALUE     SHRS OR   SH/    PUT/   INVESTMENT    OTHER       AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT  PRN     CALL   DISCRETION   MANAGERS SOLE  SHARED  NONE

A123 SYS INC               COM               03739T108     943     100,000    SH     CALL   SOLE
ACTIVE POWER INC           COM               00504W100   2,340   3,000,000    SH            SOLE               3,000,000
AIXTRON
  AKTIENGESELLSCHAFT       SPONSORED ADR     009606104   4,885     205,000    SH            SOLE                 205,000
APPLE INC                  COM               037833100  16,349      65,000    SH            SOLE                  65,000
ARTHROCARE CORP            COM               043136100  15,325     500,000    SH            SOLE                 500,000
ASIAINFO HLDGS INC         COM               04518A104   5,465     250,000    SH            SOLE                 250,000
ATLAS ENERGY INC           COM               049298102  12,723     470,000    SH            SOLE                 470,000
AXT INC                    COM               00246W103     451     100,000    SH            SOLE                 100,000
BIOVAIL CORP               COM               09067J109   5,772     300,000    SH            SOLE                 300,000
BORGWARNER INC             COM               099724106     934      25,000    SH            SOLE                  25,000
BROADWIND ENERGY INC       COM               11161T108     560     200,000    SH            SOLE                 200,000
BROCADE COMMUNICATIONS
  SYS I                    COM NEW           111621306   8,256   1,600,000    SH            SOLE               1,600,000
BROCADE COMMUNICATIONS
  SYS I                    COM NEW           111621306   7,740   1,500,000    SH      CALL  SOLE
CAPITAL ONE FINL CORP      COM               14040H105   8,060     200,000    SH            SOLE                  200,000
CHART INDS INC             COM PAR $0.01     16115Q308     390      25,000    SH            SOLE                   25,000
CHINA LODGING GROUP LTD    SPONSORED ADR     16949N109   4,237     277,500    SH            SOLE                  277,500
CHINA MEDIAEXPRESS HLDGS
  INC                      COM               169442100   1,886     215,000    SH            SOLE                  215,000
CHINA VALVES TECHNOLOGY
  INC                      COM NEW           169476207  10,590   1,135,000    SH            SOLE                1,135,000
CHINA YIDA HOLDINGS CO     COM NEW           16945D204  11,809     815,000    SH            SOLE                  815,000
COEUR D ALENE MINES CORP
  IDA                      COM NEW           192108504     789      50,000    SH            SOLE                   50,000
CONTINENTAL AIRLS INC      CL B              210795308   7,700     350,000    SH            SOLE                  350,000
COVIDIEN PLC               SHS               G2554F105   8,036     200,000    SH            SOLE                  200,000
ECOTALITY INC              COM NEW           27922Y202   2,919     694,443    SH            SOLE                  694,443
EXIDE TECHNOLOGIES         COM NEW           302051206   1,560     300,000    SH            SOLE                  300,000
FUELCELL ENERGY INC        COM               35952H106   1,180   1,000,000    SH            SOLE                1,000,000
FUEL SYS SOLUTIONS INC     COM               35952W103     519      20,000    SH            SOLE                   20,000
FUEL TECH INC              COM               359523107     632     100,000    SH            SOLE                  100,000
GLOBE SPECIALTY METALS INC COM               37954N206   2,066     200,000    SH            SOLE                  200,000
GREAT LAKES DREDGE & DOCK
  CO                       COM               390607109     900     150,000    SH            SOLE                  150,000
GSE SYS INC                COM               36227K106     731     180,000    SH            SOLE                  180,000
HALLIBURTON CO             COM               406216101  11,048     450,000    SH            SOLE                  450,000
HALLIBURTON CO             COM               406216101  22,095     900,000    SH      CALL  SOLE
HALOZYME THERAPEUTICS INC  COM               40637H109   6,336     900,000    SH            SOLE                  900,000
HEADWATERS INC             COM               42210P102     568     200,000    SH            SOLE                  200,000
HECKMANN CORP              COM               422680108   1,392     300,000    SH            SOLE                  300,000
MARKET VECTORS ETF TR      JR GOLD MINERS E  57060U589   7,197     264,000    SH            SOLE                  264,000
MAXWELL TECHNOLOGIES INC   COM               577767106     570      50,000    SH            SOLE                   50,000
MCDERMOTT INTL INC         COM               580037109   8,664     400,000    SH            SOLE                  400,000
MELLANOX TECHNOLOGIES LTD  SHS               M51363113  10,950     500,000    SH            SOLE                  500,000
MEMC ELECTR MATLS INC      COM               552715104     494      50,000    SH      CALL  SOLE
MGIC INVT CORP WIS         COM               552848103   4,479     650,000    SH            SOLE                  650,000
MICROSOFT CORP             COM               594918104  12,656     550,000    SH            SOLE                  550,000
MICROSOFT CORP             COM               594918104  11,505     500,000    SH      CALL  SOLE
MYLAN INC                  COM               628530107  12,780     750,000    SH      CALL  SOLE
OCCIDENTAL PETE CORP DEL   COM               674599105   9,258     120,000    SH            SOLE                  120,000
ORIENT PAPER INC           COM NEW           68619F205   3,106     465,000    SH            SOLE                  465,000
ORMAT TECHNOLOGIES INC     COM               686688102   3,253     115,000    SH            SOLE                  115,000
PFIZER INC                 COM               717081103   8,556     600,000    SH            SOLE                  600,000
POPULAR INC                COM               733174106   4,020   1,500,000    SH            SOLE                1,500,000
POWER ONE INC NEW          COM               73930R102     506      75,000    SH            SOLE                   75,000
PROSHARES TR               PSHS ULTSH 20YRS  74347R297   1,242      35,000    SH            SOLE                   35,000
PULTE GROUP INC            COM               745867101   4,554     550,000    SH            SOLE                  550,000
QKL STORES INC             COM               74732Y105   5,985   1,425,000    SH            SOLE                1,425,000
RADIAN GROUP INC           COM               750236101   4,706     650,000    SH            SOLE                  650,000
ROCKWOOD HLDGS INC         COM               774415103   6,807     300,000    SH            SOLE                  300,000
RUBICON TECHNOLOGY INC     COM               78112T107  16,533     555,000    SH            SOLE                  555,000
SINOCOKING COAL & COKE CH
  IN                       COM               829357102   1,032     215,000    SH            SOLE                  215,000
SINOCOKING COAL & COKE CH
  IN                       COM               829357102     277      22,500    SH      PUT   SOLE                   22,500
SOLUTIA INC                COM NEW           834376501   1,310     100,000    SH            SOLE                  100,000
STILLWATER MNG CO          COM               86074Q102     291      25,000    SH            SOLE                   25,000
SUPERTEX INC               COM               868532102   1,110      45,000    SH            SOLE                   45,000
SYNAPTICS INC              COM               87157D109   4,125     150,000    SH            SOLE                  150,000
TELLABS INC                COM               879664100   6,390   1,000,000    SH            SOLE                1,000,000
TELVENT GIT SA             SHS               E90215109   9,185     550,000    SH            SOLE                  550,000
TEVA PHARMACEUTICAL INDS   ADR               881624209  15,597     300,000    SH            SOLE                  300,000
TUTOR PERINI CORP          COM               901109108     824      50,000    SH            SOLE                   50,000
UNITED STATES NATL GAS
  FUND                     UNIT              912318102     388      50,000    SH      CALL  SOLE
VEECO INSTRS INC DEL       COM               922417100   2,742      80,000    SH            SOLE                   80,000
VEECO INSTRS INC DEL       COM               922417100     857      25,000    SH      PUT   SOLE                   25,000
WESTPORT INNOVATIONS INC   COM NEW           960908309   9,649     615,000    SH            SOLE                  615,000
WONDER AUTO TECHNOLOGY INC COM               978166106   6,222     850,000    SH            SOLE                  850,000
YONGYE INTL INC            COM               98607B106  21,118   3,065,000    SH            SOLE                3,065,000
YUHE INTERNATIONAL INC     COM               988432100  12,539   1,751,200    SH            SOLE                1,751,200
ZBB ENERGY CORPORATION     COM               98876R204     442     811,462    SH            SOLE                  811,462

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